UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: April 30

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

FIRST SECURITY MUNICIPAL BOND FUND

Annual Report

April 30, 2016

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Ave., Suite 800

Little Rock, Arkansas 72201

Letter from the President

At First Security Fund Advisers, Inc., we are dedicated to providing exceptional asset management for our clients. 2015 marked our introduction of the First Security Municipal Bond Fund (“Fund”). We believe our fund management approach is unique and benefits greatly from the many years of service our portfolio manager, Jim Jones, has experienced for nearly four decades. As a result, our Fund is grounded in fundamentals with the goal of managing the risks through diversification.

We appreciate the confidence and trust you have placed in our efforts.

My best,

Michael Loveless

President

Portfolio Manager’s Letter

Dear Fellow Shareholder,

We are pleased to present the annual report for the First Security Municipal Bond Fund (“Fund”). With higher federal income tax rates coupled with additional taxes on non-municipal investments, we believe the benefits of tax-exempt income have seldom been greater. Thank you for your confidence as the Fund was first launched, structured, and nurtured in a most challenging, yet relatively stable, fixed income environment. It is our goal to protect your capital and provide steady risk adjusted returns. Investors simply have not been compensated with yield to take on additional risk, so our initial purchases have been weighted to the higher end of the quality spectrum. Over 70 percent of the holdings are double or triple-A rated, the highest credit classifications, as rated by Moody’s and Standard & Poors. This quality overweighting has helped our relative performance.

Bond Maturity Breakdown as of April 30, 2016

Maturity Range	% of Bonds
1 to 3 Years	2.24%
3 to 5 Years	–%
5 to 7 Years	6.63%
7 to 10 Years	26.40%
10 to 15 Years	46.49%
15 to 20 Years	15.78%
20 to 30 Years	2.46%

As to methodology, we have laddered or spaced our initial positions across a wide range of maturities (see table above) and have purchased many higher coupon premium bonds. We believe those two steps should provide excellent current income and a steady rollover of positions if and when the long-expected rise in interest rates occurs. The overall tax free market was able to easily consume a moderate supply of new issues and other than a few high-profile names (Illinois, Puerto Rico), credits were perceived to be solid. This has led to an approximate 70 basis point drop in yields (i.e., price appreciation) in the 10 year range. This led to our solid performance as since the Fund’s inception on May 29, 2015 through April 30, 2016, the Fund’s Institutional Shares produced a total return of 5.04%. The Fund outperformed relative to the 4.91% total return of the Barclays Municipal Bond 1-15 Year Blend Index(a), its benchmark, for the same time period. While there could be increased volatility in the fixed income market in the future, we believe the composition and quality of the portfolio should be well positioned to maintain value. The portfolio has a near-perfect 50/50 balance between revenue and general obligation bonds. Additionally, the fund is diversified geographically. The majority of positions are in parts of the country where we have the most experience and thus we are very comfortable with our credit assessments. These attributes have prevented any significant detraction from performance other than the relatively low yields experienced while waiting for new cash contributions to be deployed.

The Fund is off to a successful start and we believe is providing excellent value and performance. We look forward to a larger portfolio and a more complete historical yield perspective illustrating our strategy in the coming years. Near term, the actions of the Federal Reserve and new economic data will guide our future investments. Thank you for having considered the First Security Municipal Bond Fund as part of your overall fixed income portfolio asset allocation.

Respectfully,

Jim Jones

Portfolio Manager

(a)

The Barclays Municipal Bond 1-15 Year Blend Index (“Index”) is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the fund returns are shown net of fees. An individual cannot invest directly in an index.

Diversification does not ensure a profit or guarantee against loss.

Bonds are affected by a number of risks, including fluctuations in interest rates, credit risk, and prepayment risk. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

While the Fund intends to invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Municipal Bonds of U.S. issuers so as to generate regular distributions of annual interest income a significant portion of which is expected to be exempt from federal income tax and state income tax, where applicable, the Fund may have distributions that are taxable and that will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan or are a tax exempt investor. You should be aware that investments in tax-deferred accounts may be taxable at withdrawal. You should discuss any tax-related concerns with your tax adviser or attorney.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-813-1421. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Fund is distributed by Unified Financial Securities, LLC., 9465 Counselors Row, Suite 200, Indianapolis, IN 46240. (Member FINRA)

Investment Results (Unaudited)

Total Returns(a) for the Period Ended April 30, 2016

		Since Inception (5/29/2015)
First Security Municipal Bond Fund
A Shares with load		2.88%
A Shares without load		4.94%
Institutional Shares		5.04%
Barclays Municipal Bond 1-15 Year Blend Index(b)		4.91%
	Expense Ratios(c)
	A Shares	Institutional Shares
Gross	1.65%	1.65%
With Applicable Waivers	0.99%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-813-1421.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Returns figures for A Shares with load include the maximum 2.00% sales charge.

(b) The Barclays Municipal Bond 1-15 Year Blend Index (“Index”) is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the fund returns are shown net of fees. An individual cannot invest directly in an index.

(c) The expense ratios are from the Fund’s prospectus dated May 20, 2015. First Security Fund Advisers, Inc. (the “Adviser”), the Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets through August 26, 2016. This expense cap agreement may be terminated by the Board of Trustees at any time. Additional information pertaining to the Fund’s expense ratios as of April 30, 2016, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

Investment Results (Unaudited) (continued)

The chart above assumes an initial investment of $10,000 made on May 29, 2015 (commencement of operations) and held through April 30, 2016. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Barclays Municipal Bond 1-15 Year Blend Index is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the fund returns are shown net of fees. An individual cannot invest directly in an index.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-813-1421. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, Member FINRA.

Portfolio Illustration (Unaudited)

April 30, 2016

The following chart gives a visual breakdown of the Fund by state as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges and short-term redemptions. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund’s Expenses (Unaudited) (continued)

		Beginning Account Value, November 1, 2015	Ending Account Value, April 30, 2016	Expenses Paid During Period		Annualized Expense Ratio
First Security Municipal Bond Fund
Institutional Shares	Actual	$1,000.00	$1,040.30	$0.05	(a)	0.01%

	Hypothetical(b)	$1,000.00	$1,024.81	$0.05		0.01%

A Shares	Actual	$1,000.00	$1,039.30	$0.05	(a)	0.01%

	Hypothetical(b)	$1,000.00	$1,024.81	$0.05		0.01%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning November 1, 2015 to April 30, 2016. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(b)

Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2015 to April 30, 2016. Accordingly, expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the six month period, multiplied by 182/366 (to reflect the one-half year period).

Schedule of Investments

April 30, 2016

Principal		Fair Value
MUNICIPAL BONDS – 76.6%

	Alabama – 1.9%
$100,000	City of Cullman, GO, 5.00%, 7/1/21	$117,309

	Arizona – 2.0%
100,000	Glendale Union School District No. 205, Series C, GO, (BAM), 5.00%, 7/1/27	119,619

	Arkansas – 27.6%
150,000	Arkadelphia School District No. 1,GO, 3.00%, 5/1/26	155,859
150,000	Arkansas State, Development Finance Authority, Episcopal Collegiate School Revenue, 3.75%, 10/1/31	150,933
100,000	Batesville School District No. 1, GO, 3.00%, 2/1/19	105,006
100,000	Bentonville School District No. 6, GO, 3.00%, 6/1/21	107,480
200,000	City of Bryant, Revenue, 3.38%, 2/1/36	200,232
75,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/24	92,202
100,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/27	122,533
180,000	Pine Bluff School District No. 3, GO, 3.00%, 2/1/25	188,017
100,000	Pulaski County Public Facilities Board, Baptist Health Revenue, 5.00%, 12/1/39	115,266
50,000	Pulaski Technical College, Revenue, (BAM), 3.00%, 9/1/25	52,087
25,000	University of Arkansas, Medical Sciences Revenue, Series A, 5.00%, 12/1/26	29,412
150,000	University of Arkansas, Revenue, 5.00%, 10/1/29	185,998
150,000	University of Arkansas, Revenue, 5.00%, 10/1/30	186,823

		1,691,848

	Florida – 2.1%
100,000	City of Winter Park Electric, Revenue, 5.00%, 10/1/25 (a)	127,025

	Kansas – 3.8%
100,000	Ford County Unified School District No. 443, Series A, GO, (BAM), 5.00%, 3/1/24	123,833
100,000	Kansas State University Development Finance Authority, Series A, Revenue, 4.00%, 3/1/28	111,653

		235,486

	Kentucky – 5.0%
150,000	Kenton County School District Finance Corp., Revenue, (SEEK), 4.00%, 2/1/28	166,601
15,000	Kentucky State Property & Building Commission, Revenue, 5.50%, 11/1/28	16,622
110,000	Kentucky State Property & Building Commission, Prerefunded, 5.50%, 11/1/28	122,614

		305,837

	Louisiana – 2.9%
150,000	City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/29	178,394

	Mississippi – 3.1%
150,000	University of Mississippi, Educational Building Corp., Series A, Revenue, 5.00%, 10/1/25 (a)	189,591

	Oklahoma – 1.3%
$75,000	University of Oklahoma/The, Health Sciences Center, Series A, Revenue, 4.60%, 7/1/26	80,549

See accompanying notes which are an integral part of these financial statements.

Schedule of Investments (continued)

April 30, 2016

Principal		Fair Value
	Texas – 26.9%
$50,000	City of Baytown, GO, 5.00%, 2/1/26	$61,255
100,000	City of Corinth, GO, 5.00%, 2/15/27 (a)	125,215
150,000	City of Georgetown, GO, 5.00%, 8/15/25 (a)	190,264
110,000	City of Mesquite, Waterworks & Sewer System Revenue, 5.00%, 3/1/25	136,875
65,000	City of Pflugerville, GO, 5.00%, 8/1/24	77,549
100,000	City of San Marcos, GO, 5.00%, 8/15/28	121,679
90,000	El Paso County Hospital District, Series A, GO, (AGC), 4.80%, 8/15/28	97,565
50,000	Garland Independent School District, GO, (PSF – GTD), 5.00%, 2/15/29	56,743
100,000	La Porte Independent School District, GO, 5.00%, 2/15/27	118,924
150,000	Midland Independent School District, GO, (PSF – GTD), 5.00%, 2/15/29	185,117
150,000	San Jacinto Community College District, GO, 5.00%, 2/15/34	166,536
100,000	San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/32	111,233
100,000	Tarrant Regional Water District, Revenue, 4.00%, 3/1/32	111,607
70,000	Weatherford Independent School District, GO, (PSF – GTD), 5.00%, 2/15/23	86,195

		1,646,757

	Total Municipal Bonds (Cost $4,607,738)	4,692,415

CASH EQUIVALENTS – 20.3%

Shares

1,244,523	Huntington Conservative Deposit Account,0.19% (b)	1,244,523

	Total Cash Equivalents (Cost $1,244,523)	1,244,523

	Total Investments (Cost $5,852,261) – 96.9%	5,936,938

	Other Assets in Excess of Liabilities – 3.1%	187,720

	Net Assets – 100.0%	$6,124,658

(a)	Security purchased on a when-issued basis.
(b)	Rate disclosed is the seven day yield as of April 30, 2016.

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

BAM – Build America Mutual Assurance Co.

GO – General Obligation

PSF-GTD – Permanent School Fund Guaranteed

SEEK – Support Education Excellence in Kentucky Funding Program.

See accompanying notes which are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016

Assets
Investments in securities at fair value (cost $5,852,261)	$5,936,938
Receivable for fund shares sold	799,000
Interest receivable	35,691
Receivable from Adviser	20,435
Deferred offering costs	1,525
Prepaid expenses	10,308
Total Assets	6,803,897
Liabilities
Payable for investments purchased	630,651
Payable for distributions to shareholders	1,808
Payable to administrator, fund accountant, and transfer agent	10,663
Other accrued expenses	36,117
Total Liabilities	679,239
Net Assets	$6,124,658
Net Assets consist of:
Paid-in capital	$6,036,077
Accumulated undistributed net investment income	1,339
Accumulated undistributed net realized gain from investment transactions	2,565
Net unrealized appreciation on investments	84,677
Net Assets	$6,124,658
Institutional Shares:
Net assets	$1,598,712
Shares outstanding	154,213
Net asset value (“NAV”), offering and redemption price per share	$10.37
A Shares:
Net assets	$4,525,946
Shares outstanding	436,682
Net asset value (“NAV”), and redemption price per share	$10.36
Maximum offering price (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent) per share	$10.57
Maximum sales charge	2.00%

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the period ended April 30, 2016 (a)

Investment Income
Interest income	$50,275
Total investment income	50,275
Expenses
Investment Adviser	13,149
Administration	49,042
Fund accounting	32,083
Transfer agent	41,628
Legal	9,375
Registration	2,248
Custodian	5,500
Audit	27,250
Trustee	6,239
Insurance	603
Pricing	3,391
Printing	9,167
Offering	18,353
Organizational	10,621
24f-2	522
Miscellaneous	15,442
Total expenses	244,613
Fees contractually waived and reimbursed by Adviser	(218,078)
Fees voluntarily waived and reimbursed by Adviser	(26,211)
Net operating expenses	324
Net investment income	49,951
Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	2,840
Net change in unrealized appreciation of investment securities	84,677
Net realized and unrealized gain on investments	87,517
Net increase in net assets resulting from operations	$137,468

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.

See accompanying notes which are an integral part of these financial statements.

Statement of Changes in Net Assets

For the Period Ended April 30, 2016 (a)
Increase in Net Assets due to: Operations
Net investment income	$49,951
Net realized gain on investment securities transactions	2,840
Net change in unrealized appreciation of investment securities	84,677
Net increase in net assets resulting from operations	137,468
Distributions
From net investment income:
Institutional Shares	(16,975)
A Shares	(31,637)
Total distributions	(48,612)
Capital Transactions – Institutional Shares
Proceeds from shares sold	1,670,350
Reinvestment of distributions	16,975
Amount paid for shares redeemed	(125,125)
Total Institutional Shares	1,562,200
Capital Transactions – A Shares
Proceeds from shares sold	6,097,402
Reinvestment of distributions	27,163
Amount paid for shares redeemed	(1,650,963)
Total A Shares	4,473,602
Net increase in net assets resulting from capital transactions	6,035,802
Total Increase in Net Assets	6,124,658
Net Assets
Beginning of period	—
End of period	$6,124,658
Accumulated undistributed net investment income included in net assets at end of period	$1,339
Share Transactions – Institutional Shares
Shares sold	165,006
Shares issued in reinvestment of distributions	1,657
Shares redeemed	(12,450)
Total Institutional Shares	154,213
Share Transactions – A Shares
Shares sold	597,777
Shares issued in reinvestment of distributions	2,652
Shares redeemed	(163,747)
Total A Shares	436,682

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout the period.

	Period Ended April 30, 2016(a)
Net asset value, at beginning of period	$10.00

Income from investment operations:

Net investment income	0.14

Net realized and unrealized gain on investments	0.36

Total from investment operations	0.50

Distributions from:

Net investment income	(0.13)

Total from distributions	(0.13)

Net asset value, at end of period	$10.37

Total Return (b)	5.04	%(c)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$1,599

Before waiver:

Ratio of expenses to average net assets	9.13	%(d)

Ratio of net investment income (loss) to average net assets	(7.25	)%(d)

After waiver:

Ratio of expenses to average net assets	0.01	%(d)

Ratio of net investment income to average net assets	1.86	%(d)

Portfolio turnover (e)	26	%(c)

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - A Shares

Financial Highlights

Selected data for a share outstanding throughout the period.

	Period Ended April 30, 2016(a)
Net asset value, at beginning of period	$10.00

Income from investment operations:

Net investment income	0.13

Net realized and unrealized gain on investments	0.36

Total from investment operations	0.49

Distributions from:

Net investment income	(0.13)

Total from distributions	(0.13)

Net asset value, at end of period	$10.36

Total Return (b)	4.94	%(c)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$4,526

Before waiver:

Ratio of expenses to average net assets	9.13	%(d)

Ratio of net investment income (loss) to average net assets	(7.25	)%(d)

After waiver:

Ratio of expenses to average net assets	0.01	%(d)

Ratio of net investment income to average net assets	1.86	%(d)

Portfolio turnover (e)	26	%(c)

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions and excludes any sales charges.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Notes to the Financial Statements

April 30, 2016

NOTE 1. ORGANIZATION

The First Security Municipal Bond Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on April 29, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment adviser is First Security Fund Advisers, Inc. (the “Adviser”). The investment objective of the Fund is to seek income and capital appreciation.

The Fund currently offers two classes of shares, Institutional Shares and A Shares. The Fund commenced operations on May 29, 2015. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Class A Shares currently has a maximum sales charge on purchases of 2.00% as a percentage of the original purchase price.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund was subject to tax as a corporation for its first taxable year, May 29, 2015 (inception of Fund) through October 31, 2015. The Fund incurred a net operating loss (NOL) during this period and no tax was due. The Fund had sufficient tax-exempt investments after this initial year to distribute tax exempt dividends as a RIC. Accordingly, the Fund intends to elect to be a RIC for federal income tax purposes and to change its tax reporting period to April 30, effective for the period November 1, 2015 to April 30, 2016.

As of, and during the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Notes to the Financial Statements (continued)

April 30, 2016

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

For the fiscal year ended April 30, 2016, the Fund made the following reclassifications to increase/(decrease) the components of net assets:

Paid in Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain from Investment Transactions
$275	$–	$(275)

When-Issued Securities and Forward Commitments – The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 120 days of the commitment to purchase. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no income accrues to the purchaser from the transaction. At the time the

Notes to the Financial Statements (continued)

April 30, 2016

Fund makes the commitment to purchase securities on a when-issued basis, forward commitment or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions. Forward commitment transactions may also be conducted on a “to be announced” basis (“TBA Transaction”). In a TBA Transaction, the approximate purchase price is typically disclosed at the time of commitment, not the identity of the underlying security.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity,

Notes to the Financial Statements (continued)

April 30, 2016

type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills having a maturity of less than 60 days may be valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. These securities will generally be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$4,692,415	$–	$4,692,415
Cash Equivalents	1,244,523	–	–	1,244,523
Total	$1,244,523	$4,692,415	$–	$5,936,938

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Notes to the Financial Statements (continued)

April 30, 2016

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended April 30, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets. For the period ended April 30, 2016, the Adviser earned fees of $13,149 from the Fund. At April 30, 2016, the Adviser owed $20,435 to the Fund, including fee waivers and expense reimbursements.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets through August 26, 2016 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three years, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement is made. This expense cap agreement may be terminated by the Board at any time.

The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is as follows:

Amount	Recoverable through April 30,
$ 218,078	2019

In addition, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 0.01% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment.

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to supply non-investment related administrative and compliance services for the Fund. For the period ended April 30, 2016, Ultimus earned fees of $49,042 for administrative services provided to the Fund. At April 30, 2016, Ultimus was owed $4,458 by the Fund for administrative services.

The Trust also retains Ultimus to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended April 30, 2016, Ultimus earned fees of $41,628 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the period ended April 30, 2016, Ultimus earned fees of $32,083 from the Fund for fund accounting services. At April 30, 2016, Ultimus was owed $2,917 by the Fund for fund accounting services. At April 30, 2016, the Fund owed Ultimus $3,288 for transfer agent services and out-of-pocket expenses.

Notes to the Financial Statements (continued)

April 30, 2016

Certain officers and one Trustee of the Trust are members of management and/or employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Funds’ shares. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). Prior to January 1, 2016, the Custodian, HASI, and the Distributor were under common control by Huntington Bancshares, Inc. For the period ended April 30, 2016, the Custodian earned fees of $5,500 for custody services provided to the Fund. At April 30, 2016, the Custodian was owed $1,000 from the Fund for custody services.

The Fund has adopted but has yet to implement a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s A Shares in connection with the promotion and distribution of Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the A Shares of the Fund may be less than fees paid out by the class under the Plan. No 12b-1 fee is currently paid by the Fund and the Fund’s Board has not approved any payments under the plan.

During the period ended April 30, 2016, the Distributor received $55,414 from commissions earned on sales of Class A shares, of which $55,414 was re-allowed to intermediaries of the Fund. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	5,137,625
Sales
U.S. Government Obligations	$–
Other	519,719

NOTE 6. FEDERAL TAX INFORMATION

As of April 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$90,385
Gross Unrealized Depreciation	(5,708)
Net Unrealized Appreciation (Depreciation)	$84,677

Notes to the Financial Statements (continued)

April 30, 2016

At April 30, 2016, the aggregate cost of securities for federal income tax purposes was $5,852,261 for the Fund.

At April 30, 2016, the book basis and tax basis net unrealized appreciation was the same.

The tax character of distributions for the period May 29, 2015 (commencement of operations) through April 30, 2016 was as follows:

2016
Distributions paid from:
Ordinary Income	$48,612
Net Long-Term Capital Gains	–
Total Distributions	$48,612

At April 30, 2016, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Ordinary Income	$3,904
Unrealized Appreciation (Depreciation)	84,677
Total Accumulated Earnings (Deficit)	$88,581

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2016, Arkansas Community Foundation owned, as record shareholder 25% of the outstanding shares of the Fund.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Capitol Series Trust:

We have audited the accompanying statement of assets and liabilities of Capitol Series Trust – First Security Municipal Bond Fund (the “Fund”), including the schedule of investments, as of April 30, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period May 29, 2015 (Commencement of Operations) through April 30, 2016. The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period May 29, 2015 (Commencement of Operations) through April 30, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

June 27, 2016

Trustees and Officers (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 70 Trustee Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present).
Mary M. Morrow Age: 57 Trustee Began Serving: November 2013

Principal Occupations(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to present).

Previous Position(s): Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

*	The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
**	The Trust currently consists of 7 series.

Trustees and Officers (Unaudited) (continued)

Interested Trustees & Officers

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young*** Age: 51 Chairman of the Board and Trustee Began Serving: September 2013

Principal Occupation(s): Vice President and Director of Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); President, Unified Financial Securities, LLC (July 2015 to present) (Trust Distributor); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present).

Previous Position(s): President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2015 to December 2015); Senior Vice President, Huntington Asset Services, Inc. (January 2010 to April 2015); Chief Executive Officer, The Huntington Funds (February 2010 to April 2015); Chief Executive Officer, Huntington Strategy Shares (November 2010 to April 2015); President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013); Independent Chair, Valued Advisers Trust (August 2008 to January 2010); Managing Director, WealthStone (investment adviser) (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Matthew J. Miller Age: 40 Chief Executive Officer and President Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Trustees and Officers (Unaudited) (continued)

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Zachary P. Richmond Age: 35 Treasurer and Chief Financial Officer Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

John C. Swhear Age: 54 Chief Compliance Officer and Anti-Money Laundering Officer Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (May 2007 to present); Vice President of the Unified Series Trust (January 2016 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (May 2007 to present).

Previous Position(s): Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (May 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); President, Unified Series Trust (August 2013 to January 2016); Interim President, Unified Series Trust (March 2012 to August 2013); Senior Vice President, Unified Series Trust (May 2007 to March 2012); Secretary, The Huntington Funds (April 2010 to February 2012).

Stacey Havens Age: 50 Vice President Began Serving: September 2013

Principal Occupation(s): Vice President, Huntington Asset Services, Inc. (July 1993 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Trustees and Officers (Unaudited) (continued)

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Tiffany R. Franklin Age: 40 Secretary Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015); Secretary, Huntington Strategy Shares (December 2015 to March 2016); Secretary, The Huntington Funds (December 2015 to April 2016); Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
**	The Trust currently consists of 7 series.
***	Mr. Young is deemed an interested trustee because he is an officer of an entity that is under common control with Unified Financial Securities, LLC, the Trust’s distributor.

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 813-1421 to request a copy of the SAI or to make shareholder inquiries.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 0% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2016 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

For the period ended April 30, 2016, the Fund designated $41,928 as tax-exempt distributions.

CAPITOL SERIES TRUST

PRIVACY POLICY

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

PROXY VOTING – (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 813-1421 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Stacey Havens, Vice President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany R. Franklin, Secretary

INVESTMENT ADVISER

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Ave., Suite 800

Little Rock, AR 72201

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 West Nationwide Boulevard, Suite 500

Columbus, OH 43215

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2016: $20,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2016: $ 1,000

c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2016: $6,250

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2016: $0

(e)	(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2016	$0	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith.

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	6/28/2016

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	6/28/2016